LVIP MFS International Growth Fund
Schedule of Investments
September 30, 2021 (unaudited)
	Number of Shares	Value (U.S. $)
ΔCOMMON STOCK–98.94%
Australia–0.93%
Oil Search	3,667,172	$ 11,412,125
WiseTech Global	100,916	3,827,060
		15,239,185
Brazil–0.09%
Hypera	254,550	1,495,305
		1,495,305
Canada–8.12%
Agnico Eagle Mines	348,550	18,082,441
Canadian National Railway	401,392	46,420,985
Element Fleet Management	2,044,689	20,630,922
Franco-Nevada	133,285	17,315,685
Ritchie Bros Auctioneers	506,706	31,268,073
		133,718,106
China–1.70%
†Alibaba Group Holding	488,100	9,036,654
China Resources Gas Group	632,000	3,320,483
Kingsoft	466,400	1,856,915
Tencent Holdings	155,400	9,277,181
Yum China Holdings	77,550	4,527,224
		28,018,457
Denmark–1.86%
Novo Nordisk Class B	316,842	30,540,241
		30,540,241
France–18.24%
Air Liquide	184,583	29,562,825
Capgemini	71,234	14,772,270
Dassault Systemes	266,545	14,027,067
EssilorLuxottica	243,819	46,592,120
Kering	28,775	20,437,747
L'Oreal	61,366	25,393,496
LVMH Moet Hennessy Louis Vuitton	79,989	57,293,209
Pernod Ricard	170,046	37,488,859
Schneider Electric	329,167	54,824,037
		300,391,630
Germany–10.49%
Bayer	328,861	17,849,086
Deutsche Boerse	126,335	20,499,950
GEA Group	442,050	20,188,138
†QIAGEN	465,056	24,128,264
SAP	519,883	70,303,324
Symrise	151,324	19,834,194
		172,802,956
	Number of Shares	Value (U.S. $)
ΔCOMMON STOCK (continued)
Hong Kong–4.21%
AIA Group	6,028,600	$ 69,355,426
		69,355,426
India–2.46%
HDFC Bank ADR	199,266	14,564,352
Infosys ADR	313,498	6,975,331
ITC	1,316,099	4,172,756
Mahindra & Mahindra	216,380	2,330,128
Reliance Industries	248,400	8,407,044
UPL	422,898	4,019,887
		40,469,498
Ireland–1.63%
†Flutter Entertainment	136,326	26,814,835
		26,814,835
Israel–0.66%
†Nice Sponsored ADR	38,495	10,934,120
		10,934,120
Italy–1.23%
Prysmian	578,532	20,207,251
		20,207,251
Japan–9.89%
AEON Financial Service	861,800	10,912,422
Hitachi	1,173,600	69,431,001
Kao	221,600	13,188,205
Koito Manufacturing	207,400	12,471,624
Kose	67,200	8,036,803
Sugi Holdings	129,300	9,426,757
Terumo	458,500	21,649,613
Z Holdings	2,766,500	17,705,756
		162,822,181
Mexico–0.45%
Grupo Financiero Banorte Class O	814,607	5,220,762
Wal-Mart de Mexico	643,751	2,181,546
		7,402,308
Netherlands–2.18%
Akzo Nobel	194,648	21,268,137
†Just Eat Takeaway.com	82,676	6,040,639
†Prosus	107,880	8,634,822
		35,943,598
Peru–0.12%
Credicorp	18,343	2,034,972
		2,034,972
Republic of Korea–0.47%
†Hugel	5,707	825,368
LVIP MFS International Growth Fund–1

LVIP MFS International Growth Fund
Schedule of Investments (continued)
	Number of Shares	Value (U.S. $)
ΔCOMMON STOCK (continued)
Republic of Korea (continued)
NAVER	21,455	$ 6,961,439
		7,786,807
Singapore–1.67%
DBS Group Holdings	1,243,400	27,552,015
		27,552,015
Spain–0.78%
†Amadeus IT Group	193,811	12,747,293
		12,747,293
Sweden–1.80%
Assa Abloy Class B	574,226	16,656,346
Swedish Match	1,488,846	13,037,437
		29,693,783
Switzerland–13.87%
Alcon	72,756	5,891,105
Nestle	702,621	84,658,817
Novartis	546,138	44,782,855
Roche Holding	207,990	75,910,059
Sika	54,194	17,134,678
		228,377,514
Taiwan–2.21%
Delta Electronics	810,000	7,257,735
Taiwan Semiconductor Manufacturing ADR	261,580	29,205,407
		36,463,142
	Number of Shares	Value (U.S. $)
ΔCOMMON STOCK (continued)
United Kingdom–12.97%
Burberry Group	596,025	$ 14,505,241
Diageo	1,060,159	51,327,607
Experian	562,658	23,569,815
Linde	160,714	47,262,525
London Stock Exchange Group	106,366	10,658,741
†Ocado Group	136,543	3,051,438
Reckitt Benckiser Group	529,759	41,617,965
†Rolls-Royce Holdings	11,600,020	21,665,531
		213,658,863
United States–0.91%
†Ingersoll Rand	296,650	14,954,127
		14,954,127
Total Common Stock (Cost $1,040,651,006)		1,629,423,613

MONEY MARKET FUND–0.72%
State Street Institutional U.S. Government Money Market Fund Premier Class (seven-day effective yield 0.03%)	11,878,344	11,878,344
Total Money Market Fund (Cost $11,878,344)		11,878,344

TOTAL INVESTMENTS–99.66% (Cost $1,052,529,350)	1,641,301,957
RECEIVABLES AND OTHER ASSETS NET OF LIABILITIES–0.34%	5,650,693
NET ASSETS APPLICABLE TO 75,750,655 SHARES OUTSTANDING–100.00%	$1,646,952,650

Δ Securities have been classified by country of origin.
† Non-income producing.

Summary of Abbreviations:
ADR–American Depositary Receipt
See accompanying notes.
LVIP MFS International Growth Fund–2

LVIP MFS International Growth Fund
Notes
September 30, 2021 (unaudited)
1. Significant Accounting Policies
Lincoln Variable Insurance Products Trust (“LVIP” or the “Trust”)–LVIP MFS International Growth Fund (the “Fund”) is an investment company in conformity with U.S. generally accepted accounting principles (“U.S. GAAP”). Therefore, the Fund follows the accounting and reporting guidelines for investment companies. The following accounting policies are in accordance with U.S. GAAP and are consistently followed by the Fund.
Security Valuation–Equity securities, except those traded on The Nasdaq Stock Market LLC (“Nasdaq”), are valued at the last quoted sales price as of the time of the regular close of the New York Stock Exchange on the valuation date. Equity securities traded on Nasdaq are valued in accordance with the Nasdaq Official Closing Price, which may not be the last sale price. If on a particular day an equity security does not trade, then the mean between the bid and ask prices is used, which approximates fair value.   Securities listed on a foreign exchange are valued at the last quoted sales price on the valuation date.   Open-end investment companies are valued at their published net asset value (“NAV”).   Investments in government money market funds have a stable NAV.   Short-term debt securities utilize matrix systems, which reflect such factors as security prices, yields, maturities, and ratings, and are supplemented by dealer and exchange quotations.   Other securities and assets for which market quotations are not reliable or readily available are generally valued at fair value as determined in good faith under policies adopted by the Fund’s Board of Trustees. In determining whether market quotations are reliable or readily available, various factors are taken into consideration, such as market closures or suspension of trading in a security.   The Fund may use fair value pricing more frequently for securities traded primarily in non-U.S. markets because, among other things, most foreign markets close well before the Fund values its securities, generally as of 4:00 p.m. Eastern Time. The earlier close of these foreign markets gives rise to the possibility that significant events, including broad market moves, government actions or pronouncements, aftermarket trading, or news events may have occurred in the interim. To account for this, the Fund may value foreign securities using fair value prices based on third-party vendor modeling tools (“international fair value pricing”).
2. Investments
U.S. GAAP defines fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. A three level hierarchy for fair value measurements has been established based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available under the circumstances. Each investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three level hierarchy of inputs is summarized below.
Level 1–	inputs are quoted prices in active markets for identical investments (e.g., equity securities, open-end investment companies, futures contracts, options contracts)
Level 2–	other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs) (e.g., debt securities, government securities, swap contracts, foreign currency exchange contracts, foreign securities utilizing international fair value pricing)
Level 3–	inputs are significant unobservable inputs (including the Fund's own assumptions used to determine the fair value of investments) (e.g., indicative quotes from brokers, fair valued securities)
LVIP MFS International Growth Fund–3

LVIP MFS International Growth Fund
Notes (continued)
 2. Investments (continued)
The following table summarizes the valuation of the Fund's investments by fair value hierarchy levels as of September 30, 2021:
	Level 1	Level 2	Level 3	Total
Investments:
Assets:
Common Stock
Australia	$—	$15,239,185	$—	$15,239,185
Brazil	1,495,305	—	—	1,495,305
Canada	133,718,106	—	—	133,718,106
China	6,333,486	21,684,971	—	28,018,457
Denmark	—	30,540,241	—	30,540,241
France	—	300,391,630	—	300,391,630
Germany	24,128,264	148,674,692	—	172,802,956
Hong Kong	—	69,355,426	—	69,355,426
India	21,539,683	18,929,815	—	40,469,498
Ireland	—	26,814,835	—	26,814,835
Israel	10,934,120	—	—	10,934,120
Italy	—	20,207,251	—	20,207,251
Japan	—	162,822,181	—	162,822,181
Mexico	7,402,308	—	—	7,402,308
Netherlands	—	35,943,598	—	35,943,598
Peru	2,034,972	—	—	2,034,972
Republic of Korea	—	7,786,807	—	7,786,807
Singapore	—	27,552,015	—	27,552,015
Spain	—	12,747,293	—	12,747,293
Sweden	13,037,437	16,656,346	—	29,693,783
Switzerland	—	228,377,514	—	228,377,514
Taiwan	29,205,407	7,257,735	—	36,463,142
United Kingdom	—	213,658,863	—	213,658,863
United States	14,954,127	—	—	14,954,127
Money Market Fund	11,878,344	—	—	11,878,344
Total Investments	$276,661,559	$1,364,640,398	$—	$1,641,301,957
There were no Level 3 investments at the beginning or end of the period.
As a result of utilizing International fair value pricing at September 30, 2021, a portion of the Fund’s common stock investments was categorized as Level 2.
LVIP MFS International Growth Fund–4